Derivative Instruments and Hedging Activities (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives

The effects of derivative instruments on the statements of condition included in the Consolidated Financial Statements at December 31, 2014 and June 30, 2014 and for the three and six months ended December 31, 2014 and 2013 are as follows:

	December 31, 2014
	Notional/ Contract Amount	Fair Value	Balance Sheet Location	Expiration Date
	(Dollars in Thousands)
Derivatives designated as hedging instruments
Interest rate swaps by effective date:
July 1, 2013	$165,000	$182	Other liabilities	July 1, 2018
August 19, 2013	75,000	(870)	Other liabilities	August 20, 2018
October 9, 2013	50,000	(143)	Other liabilities	October 9, 2018
March 28, 2014	75,000	(1,069)	Other liabilities	March 28, 2019
June 5, 2015	60,000	(1,102)	Other liabilities	June 5, 2020
July 28, 2015	50,000	(1,127)	Other liabilities	July 28, 2020
September 28, 2015	40,000	(851)	Other liabilities	September 28, 2020
December 28, 2015	35,000	(769)	Other liabilities	December 28, 2020

	550,000	(5,749)

Interest rate caps by effective date:
June 5, 2013	40,000	751	Other liabilities	June 5, 2018
July 1, 2013	35,000	652	Other liabilities	July 1, 2018

	75,000	1,403

Total	$625,000	$(4,346)

	June 30, 2014
	Notional/ Contract Amount	Fair Value	Balance Sheet Location	Expiration Date
	(Dollars in Thousands)
Derivatives designated as hedging instruments
Interest rate swaps by effective date:
July 1, 2013	$165,000	$103	Other liabilities	July 1, 2018
August 19, 2013	75,000	(1,109)	Other liabilities	August 20, 2018
October 9, 2013	50,000	(234)	Other liabilities	October 9, 2018
March 28, 2014	75,000	(1,203)	Other liabilities	March 28, 2019
June 5, 2015	60,000	(271)	Other liabilities	June 5, 2020

	425,000	(2,714)

Interest rate caps by effective date:
June 5, 2013	40,000	913	Other liabilities	June 5, 2018
July 1, 2013	35,000	826	Other liabilities	July 1, 2018

	75,000	1,739

Total	$500,000	$(975)

	Three Months Ended December 31, 2014
	Amount of Gain (Loss) Recognized in OCI on Derivatives, net of Tax (Effective Portion)	Location of Gain (Loss) Recognized in Income of Derivatives (Ineffective Portion)	Amount of Gain (Loss) Recognized in Income of Derivatives (Ineffective Portion)
	(Dollars in Thousands)
Derivatives in cash flow hedges
Interest rate swaps by effective date:
July 1, 2013	$(599)	Not applicable	$—
August 19, 2013	(263)	Not applicable	—
October 9, 2013	(211)	Not applicable	—
March 28, 2014	(342)	Not applicable	—
June 5, 2015	(625)	Not applicable	—
July 28, 2015	(540)	Not applicable	—
September 28, 2015	(450)	Not applicable	—
December 28, 2015	(403)	Not applicable	—

	(3,433)		—

Interest rate caps by effective date:
June 5, 2013	(136)	Not applicable	—
July 1, 2013	(125)	Not applicable	—

	(261)		—

Total	$(3,694)		$—

	Six Months Ended December 31, 2014
	Amount of Gain (Loss) Recognized in OCI on Derivatives, net of Tax (Effective Portion)	Location of Gain (Loss) Recognized in Income of Derivatives (Ineffective Portion)	Amount of Gain (Loss) Recognized in Income of Derivatives (Ineffective Portion)
	(Dollars in Thousands)
Derivatives in cash flow hedges
Interest rate swaps by effective date:
July 1, 2013	$47	Not applicable	$—
August 19, 2013	141	Not applicable	—
October 9, 2013	54	Not applicable	—
March 28, 2014	79	Not applicable	—
June 5, 2015	(491)	Not applicable	—
July 28, 2015	(667)	Not applicable	—
September 28, 2015	(503)	Not applicable	—
December 28, 2015	(455)	Not applicable	—

	(1,795)		—

Interest rate caps by effective date:
June 5, 2013	(83)	Not applicable	—
July 1, 2013	(94)	Not applicable	—

	(177)		—

Total	$(1,972)		$—

	Three Months Ended December 31, 2013
	Amount of Gain (Loss) Recognized in OCI on Derivatives, net of Tax (Effective Portion)	Location of Gain (Loss) Recognized in Income of Derivatives (Ineffective Portion)	Amount of Gain (Loss) Recognized in Income of Derivatives (Ineffective Portion)
	(Dollars in Thousands)
Derivatives in cash flow hedges
Interest rate swaps by effective date:
July 1, 2013	$571	Not applicable	$—
August 19, 2013	293	Not applicable	—
October 9, 2013	144	Not applicable	—
June 5, 2015	372	Not applicable	—

	1,380		—

Interest rate caps by effective date:
June 5, 2013	75	Not applicable	—
July 1, 2013	78	Not applicable	—

	153		—

Total	$1,533		$—

	Six Months Ended December 31, 2013
	Amount of Gain (Loss) Recognized in OCI on Derivatives, net of Tax (Effective Portion)	Location of Gain (Loss) Recognized in Income of Derivatives (Ineffective Portion)	Amount of Gain (Loss) Recognized in Income of Derivatives (Ineffective Portion)
	(Dollars in Thousands)
Derivatives in cash flow hedges
Interest rate swaps by effective date:
July 1, 2013	(4)	Not applicable	—
August 19, 2013	(333)	Not applicable	—
October 9, 2013	144	Not applicable	—
June 5, 2015	160	Not applicable	—

	(33)		—

Interest rate caps by effective date:
June 5, 2013	(64)	Not applicable	—
July 1, 2013	(43)	Not applicable	—

	(107)		—

Total	$(140)		$—

The effects of derivative instruments on the Consolidated Financial Statements for June 30, 2014 are as follows:

	June 30, 2014
	Notional/ Contract Amount	Fair Value	Balance Sheet Location	Expiration Date
	(Dollars in Thousands)
Derivatives designated as hedging instruments

Interest rate swaps:
Effective July 1, 2013	$165,000	$103	Other liabilities	July 1, 2018
Effective August 19, 2013	75,000	(1,109)	Other liabilities	August 20, 2018
Effective October 9, 2013	50,000	(234)	Other liabilities	October 9, 2018
Effective March 28, 2014	75,000	(1,203)	Other liabilities	March 28, 2019
Effective June 5, 2015	60,000	(271)	Other liabilities	June 5, 2020

Interest rate caps:
Effective June 5, 2013	40,000	913	Other liabilities	June 5, 2018
Effective July 1, 2013	35,000	826	Other liabilities	July 1, 2018

Total	$500,000	$(975)

	Year Ended June 30, 2014
	Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	Location of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion)	Amount of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion)
	(Dollars in Thousands)
Derivatives in cash flow hedges

Interest rate swaps:
Effective July 1, 2013	$(896)	Not Applicable	$—
Effective August 19, 2013	(656)	Not Applicable	—
Effective October 9, 2013	(138)	Not Applicable	—
Effective March 28, 2014	(711)	Not Applicable	—
Effective June 5, 2015	(883)	Not Applicable	—

Interest rate caps:
Effective June 5, 2013	(333)	Not Applicable	—
Effective July 1, 2013	(292)	Not Applicable	—

Total	$(3,909)		$—

The effects of derivative instruments on the Consolidated Financial Statements for June 30, 2013 are as follows:

	June 30, 2013
	Notional/ Contract Amount	Fair Value	Balance Sheet Location	Expiration Date
	(Dollars in Thousands)
Derivatives designated as hedging instruments

Interest rate swaps:
Effective July 1, 2013	$165,000	$1,617	Other assets	July 1, 2018
Effective June 5, 2015	60,000	1,220	Other assets	June 5, 2020

Interest rate caps:
Effective June 5, 2013	40,000	1,485	Other assets	June 5, 2018
Effective July 1, 2013	35,000	1,323	Other assets	July 1, 2018

Total	$300,000	$5,645

	June 30, 2013
	Amount of Gain (Loss) Recognized in OCI on Derivatives, net of tax (Effective Portion)	Location of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion)	Amount of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion)
	(Dollars in Thousands)
Derivatives in cash flow hedges

Interest rate swaps:
Effective July 1, 2013	$957	Not Applicable	$—
Effective June 5, 2015	722	Not Applicable	—

Interest rate caps:
Effective June 5, 2013	128	Not Applicable	—
Effective July 1, 2013	31	Not Applicable	—

Total	$1,838		$—